UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02120

SECURITY INCOME FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

(Address of principal executive offices) (Zip code)

DONALD C. CACCIAPAGLIA, PRESIDENT

SECURITY INCOME FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 0.9%
Consumer Discretionary - 0.3%
New Young Broadcasting Holding Co.*,†††,1	68	$204,000
Metro-Goldwyn-Mayer, Inc.*,††	7,040	181,280

Total Consumer Discretionary		385,280

Financials - 0.3%
CIT Group, Inc.*	4,569	188,426
Capitol Federal Financial, Inc.	15,000	177,900
Leucadia National Corp.	81	2,114

Total Financials		368,440

Energy - 0.3%
Stallion Oilfield Holdings Ltd.*,†††,1,2	8,257	322,023

Total Common Stocks (Cost $705,534)		1,075,743

PREFERRED STOCKS††† - 0.1%
Medianews Group, Inc. *, 1	11,074	110,740
U.S. Shipping Corp.*, [1]	14,718	7,359

Total Preferred Stocks (Cost $535,573)		118,099

WARRANTS - 0.5%
New Young Broadcasting Holding Co.
$0.01, 12/24/24††	185	555,000
Reader’s Digest Association, Inc., †††, [1]	319	3

Total Warrants (Cost $360,750)		555,003

	Face Amount
CORPORATE BONDS†† - 83.5%
Financials - 20.4%
Nelnet, Inc.
3.85% due 09/29/36[3]	$6,270,000	$5,003,446
Forest City Enterprises, Inc.
7.63% due 06/01/15	1,963,000	1,938,463
6.50% due 02/01/17	1,000,000	942,500
CIT Group, Inc.
7.00% due 05/02/17[2,4]	2,800,000	2,807,000
Nuveen Investments, Inc.
10.50% due 11/15/15[2,4]	2,200,000	2,276,000
Icahn Enterprises, LP
8.00% due 01/15/18[2,4]	2,000,000	2,080,000
Ally Financial, Inc.
8.00% due 11/01/31	1,400,000	1,492,992
6.75% due 12/01/14	350,000	364,269
ILFC E-Capital Trust I
5.03% due 12/21/65[2,3,4]	2,000,000	1,330,320
E*Trade Financial Corp.
12.50% due 11/30/17	1,100,000	1,280,124
CNL Lifestyle Properties, Inc.
7.25% due 04/15/19	1,300,000	1,170,000

	Face Amount	Value
Financials - 20.4% (continued)
Aviv Healthcare Properties, LP
7.75% due 02/15/19	$750,000	$770,625
Ford Motor Credit Company LLC
8.13% due 01/15/20	600,000	725,247
WMG Acquisition Corp.
11.50% due 10/01/18[2,4]	500,000	535,000
Rabobank Capital Funding Trust II
5.26% due 12/31/49[2,3,4,5]	500,000	480,000
Progress Capital Trust I
10.50% due 06/01/27	300,000	307,277
Ineos Finance plc
9.00% due 05/15/15[2,4]	100,000	106,125
FCB Capital Trust I
8.05% due 03/01/28	50,000	50,090

Total Financials		23,659,478

Consumer Discretionary - 16.0%
Snoqualmie Entertainment Authority
9.13% due 02/01/15[2,4]	2,500,000	2,509,375
4.53% due 02/01/14[2,3,4]	285,000	267,900
VWR Funding, Inc.
10.75% due 06/30/17[2,4]	1,903,231	1,865,166
American Axle & Manufacturing Holdings, Inc.
9.25% due 01/15/17[2,4]	1,500,000	1,676,250
MGM Resorts International
7.63% due 01/15/17	1,500,000	1,548,750
CKE Restaurants, Inc.
11.38% due 07/15/18	1,204,000	1,375,570
Travelport LLC
9.88% due 09/01/14	2,000,000	1,265,000
Sonic Automotive, Inc.
9.00% due 03/15/18	1,100,000	1,190,750
Logan’s Roadhouse, Inc.
10.75% due 10/15/17	1,200,000	1,170,000
XM Satellite Radio, Inc.
13.00% due 08/01/13[2,4]	1,000,000	1,131,250
Easton-Bell Sports, Inc.
9.75% due 12/01/16	1,000,000	1,106,250
Hanesbrands, Inc.
6.38% due 12/15/20	1,000,000	1,027,500
Dave & Buster’s, Inc.
11.00% due 06/01/18	773,000	827,110
Sally Holdings LLC
6.88% due 11/15/19[2,4]	700,000	745,500
Burlington Coat Factory Warehouse Corp.
10.00% due 02/15/19	300,000	312,000
Baker & Taylor, Inc.
11.50% due 07/01/13[2,4]	350,000	197,750
Lamar Media Corp.
5.88% due 02/01/22[2,4]	125,000	127,188
AutoNation, Inc.
6.75% due 04/15/18	100,000	107,750
Brown Shoe Co., Inc.
7.13% due 05/15/19	100,000	98,000
Sealy Mattress Co.
10.88% due 04/15/16[2,4]	86,000	93,311

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 83.5% (continued)
Consumer Discretionary - 16.0% (continued)
Metaldyne Corp.
11.00% due 06/15/12†††,1,6	$500,000	$—

Total Consumer Discretionary		18,642,370

Industrials - 9.8%
Air Canada
12.00% due 02/01/16[2,4]	1,350,000	1,194,750
9.25% due 08/01/15[2,4]	1,000,000	975,000
GeoEye, Inc.
8.63% due 10/01/16	1,750,000	1,820,000
BE Aerospace, Inc.
8.50% due 07/01/18	1,500,000	1,657,500
Huntington Ingalls Industries, Inc.
7.13% due 03/15/21	1,250,000	1,339,063
UAL 2009-2B Pass Through Trust
12.00% due 01/15/16[2,4]	1,159,017	1,257,533
ARAMARK Holdings Corp.
8.63% due 05/01/16[2,4]	1,000,000	1,025,000
International Lease Finance Corp.
5.65% due 06/01/14	1,000,000	1,017,500
Alion Science and Technology Corp.
10.25% due 02/01/15	1,000,000	560,000
Covanta Holding Corp.
6.38% due 10/01/22	250,000	253,997
United Air Lines, Inc.
9.88% due 08/01/13[2,4]	225,000	236,250
Briggs & Stratton Corp.
6.88% due 12/15/20	100,000	103,000

Total Industrials		11,439,593

Health Care - 8.4%
HealthSouth Corp.
8.13% due 02/15/20	1,600,000	1,752,000
IASIS Healthcare LLC
8.38% due 05/15/19	1,750,000	1,701,875
Apria Healthcare Group, Inc.
11.25% due 11/01/14	900,000	941,625
12.38% due 11/01/14	500,000	498,750
Catalent Pharma Solutions, Inc.
9.50% due 04/15/15[3]	978,525	1,005,434
Vanguard Health Holding Company II LLC
7.75% due 02/01/19	1,000,000	995,000
HCA, Inc.
5.88% due 03/15/22	500,000	500,625
7.88% due 02/15/20	250,000	274,688
CHS
8.00% due 11/15/19[2,4]	350,000	361,375
8.88% due 07/15/15	297,000	307,766
Radnet Management, Inc.
10.38% due 04/01/18	600,000	597,000

	Face Amount	Value
Health Care - 8.4% (continued)
Symbion, Inc.
11.00% due 08/23/15	$317,628	$300,158
Grifols, Inc.
8.25% due 02/01/18	250,000	270,625
Kindred Healthcare, Inc.
8.25% due 06/01/19	250,000	217,813
STHI Holding Corp.
8.00% due 03/15/18[2,4]	50,000	53,000
US Oncology, Inc.
0.00% due 08/15/17	2,200,000	22,000

Total Health Care		9,799,734

Telecommunication Services - 6.6%
Sprint Capital Corp.
6.90% due 05/01/19	2,600,000	2,249,000
Avaya, Inc.
10.13% due 11/01/15	1,250,000	1,237,500
9.75% due 11/01/15	600,000	591,000
Clear Channel Communications, Inc.
11.00% due 08/01/16	1,500,000	1,110,000
DISH DBS Corp.
6.63% due 10/01/14	1,000,000	1,090,000
Clearwire Communications LLC
12.00% due 12/01/15[2,4]	700,000	689,500
CommScope, Inc.
8.25% due 01/15/19[2,4]	250,000	266,250
West Corp.
11.00% due 10/15/16	250,000	265,625
Digicel Group Ltd.
10.50% due 04/15/18[2,4]	100,000	110,500
Cogent Communications Group, Inc.
8.38% due 02/15/18[2,4]	100,000	106,500

Total Telecommunication Services		7,715,875

Utilities - 5.9%
NRG Energy, Inc.
7.88% due 05/15/21	2,000,000	1,920,000
8.25% due 09/01/20	500,000	492,500
8.50% due 06/15/19	250,000	251,875
Elwood Energy LLC
8.16% due 07/05/26	1,532,310	1,559,125
Edison Mission Energy
7.63% due 05/15/27	2,350,000	1,392,375
Inergy, LP
6.88% due 08/01/21	250,000	240,625
7.00% due 10/01/18	200,000	195,000
AES Red Oak LLC
8.54% due 11/30/19	270,615	286,852
BreitBurn Energy Partners, LP
7.88% due 04/15/22[2,4]	250,000	255,000
AmeriGas Finance LLC
7.00% due 05/20/22	250,000	255,000

Total Utilities		6,848,352

Information Technology - 4.3%
First Data Corp.
11.25% due 03/31/16	2,000,000	1,810,000
Seagate HDD Cayman
6.88% due 05/01/20	1,600,000	1,702,000

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 83.5% (continued)
Information Technology - 4.3% (continued)
NCO Group, Inc.
11.88% due 11/15/14	$1,000,000	$1,030,000
SunGard Data Systems, Inc.
10.63% due 05/15/15	400,000	421,252

Total Information Technology		4,963,252

Materials - 4.2%
Ineos Group Holdings Ltd.
8.50% due 02/15/16[2,4]	3,500,000	3,307,500
Berry Plastics Corp.
9.50% due 05/15/18	1,000,000	1,060,000
Sino-Forest Corp.
10.25% due 07/28/14[2,4,6]	1,225,000	257,250
Reynolds Group Issuer, Inc.
9.88% due 08/15/19[2,4]	125,000	127,813
Kraton Polymers LLC
6.75% due 03/01/19	100,000	103,250

Total Materials		4,855,813

Consumer Staples - 4.0%
American Achievement Corp.
10.88% due 04/15/16[2,4]	1,950,000	1,413,750
Rite Aid Corp.
9.50% due 06/15/17	1,000,000	1,002,500
Armored Autogroup, Inc.
9.25% due 11/01/18[2,4]	1,000,000	835,000
Bumble Bee Holdco SCA
9.63% due 03/15/18[2,4]	900,000	816,750
Reynolds Group Issuer, Inc.
9.00% due 04/15/19[2,4]	250,000	246,250
Spectrum Brands, Inc.
9.50% due 06/15/18[2,4]	200,000	225,500
Constellation Brands, Inc.
7.25% due 05/15/17	50,000	56,625

Total Consumer Staples		4,596,375

Energy - 3.9%
Stallion Oilfield Holdings Ltd.
10.50% due 02/15/15	1,935,000	2,084,962
Westmoreland Coal Co.
10.75% due 02/01/18[2,4]	1,600,000	1,516,000
SM Energy Co.
6.50% due 11/15/21	350,000	372,750
QEP Resources, Inc.
5.38% due 10/01/22	250,000	247,813
Tesoro Corp.
6.50% due 06/01/17	100,000	102,750
Energy Partners Ltd.
8.25% due 02/15/18	100,000	101,375
Chesapeake Oilfield Operating LLC
6.63% due 11/15/19[2,4]	100,000	99,250

	Face Amount	Value
Energy - 3.9% (continued)
SemGroup, LP
8.75% due 11/15/15†††,1	$1,300,000	$—

Total Energy		4,524,900

Total Corporate Bonds (Cost $97,753,718)		97,045,742

CONVERTIBLE BONDS††—5.9%
Financials - 1.9%
Forest City Enterprises, Inc.
5.00% due 10/15/16	1,000,000	1,347,500
E*Trade Financial Corp.
0.00% due 08/31/19	750,000	804,375

Total Financials		2,151,875

Consumer Discretionary - 1.6%
Sonic Automotive, Inc.
5.00% due 10/01/29	1,200,000	1,824,000

Industrials - 1.4%
DryShips, Inc.
5.00% due 12/01/14	1,900,000	1,615,000

Energy - 0.9%
USEC, Inc.
3.00% due 10/01/14	2,200,000	1,089,000

Health Care - 0.1%
Invacare Corp.
4.13% due 02/01/27	150,000	164,250

Total Convertible Bonds (Cost $6,578,927)		6,844,125

SENIOR FLOATING RATE INTERESTS††—0.5%
Information Technology - 0.4%
Sabre Holdings Corp.
2.24% due 03/30/14	342,330	320,935
2.55% due 03/30/14	132,670	124,378

Total Information Technology		445,313

Consumer Discretionary - 0.1%
Medianews Group, Inc.
8.49% due 01/15/14†††,1	112,678	108,734
Total Senior Floating Rate Interests (Cost $585,928)		554,047

REPURCHASE AGREEMENT††,7—6.7%
UMB Financial Corp. issued 03/30/12 at 0.03% due 04/02/12	$7,745,000	7,745,000

Total Repurchase Agreement (Cost $7,745,000)		7,745,000

Total Investments - 98.1% (Cost $114,265,430)		$113,937,759

Other Assets & Liabilities, net - 1.9%		2,248,575

Total Net Assets - 100.0%		$116,186,334

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
[1]	Illiquid security.
[2]	Security was acquired through a private placement.
[3]	Variable rate security. Rate indicated is rate effective at March 31, 2012.
[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $30,727,419 (cost $32,430,899), or 26.4% of total net assets.
[5]	Perpetual maturity.
[6]	Security is in default of interest and/or principal obligations.
[7]	Repurchase Agreement — See Note 3.

plc	Public Limited Company
REIT	Real Estate Investment Trust

U.S. Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 0.0%
Consumer Discretionary - 0.0%
Harry & David Holdings, Inc.*	7	$525

Materials - 0.0%
Constar International Holdings LLC*,†††,1	68	—

Total Common Stocks (Cost $570)		525

PREFERRED STOCKS††† - 0.4%
Woodbourne Capital
Trust II *, [1,2,3,4,5]	950,000	146,092
Woodbourne Capital
Trust IV *, [1,2,3,4,5]	950,000	146,092
Woodbourne Capital
Trust I *, [1,2,3,4,5]	950,000	146,092
Woodbourne Capital
Trust III *, [1,2,3,4,5]	950,000	146,092
Constar International Holdings LLC *, [1]	7	—

Total Preferred Stocks (Cost $3,818,354)		584,368

	Face Amount
CORPORATE BONDS†† - 65.9%
Financials - 25.6%
JPMorgan Chase & Co.
4.65% due 06/01/14	$2,500,000	$2,665,043
3.40% due 06/24/15	2,000,000	2,095,474
6.30% due 04/23/19	1,000,000	1,155,514
Ford Motor Credit Company LLC
7.00% due 04/15/15	2,500,000	2,730,898
3.88% due 01/15/15	2,000,000	2,019,524
5.00% due 05/15/18	1,000,000	1,035,856
General Electric Capital Corp.
3.35% due 10/17/16	2,250,000	2,386,910
2.90% due 01/09/17	1,000,000	1,037,358
6.00% due 06/15/12	1,000,000	1,010,885
BlackRock, Inc.
6.25% due 09/15/17	3,000,000	3,621,833
Merrill Lynch & Company, Inc.
5.30% due 09/30/15	3,000,000	3,160,166
Standard Chartered plc
6.41% due 12/29/49[2,3,4,5]	3,250,000	3,087,681
New York Life Global Funding
2.45% due 07/14/16[4,5]	1,500,000	1,544,829
Kaupthing Bank HF
3.49% due 01/15/10[4,5,6]	5,000,000	1,325,000
Citigroup, Inc.
6.38% due 08/12/14	500,000	542,502
4.75% due 05/19/15	500,000	526,419
Wells Fargo & Co.
4.38% due 01/31/13	1,000,000	1,030,783
RenaissanceRe Holdings Ltd.
5.88% due 02/15/13	1,000,000	1,021,828

	Face Amount	Value
Financials - 25.6% (continued)
Berkshire Hathaway Finance Corp.
4.75% due 05/15/12	$1,000,000	$1,004,981
American Express Credit Corp.
2.38% due 03/24/17	1,000,000	1,001,538
USAA Capital Corp.
1.05% due 09/30/14[4,5]	500,000	495,310
Residential Capital LLC
6.50% due 06/01/12	350,000	157,500
TIG Holdings, Inc.
8.60% due 01/15/27[4,5]	34,000	28,730

Total Financials		34,686,562

Information Technology - 11.5%
Amphenol Corp.
4.00% due 02/01/22	3,500,000	3,522,670
Intel Corp.
1.95% due 10/01/16	3,000,000	3,089,853
Texas Instruments, Inc.
2.38% due 05/16/16	2,750,000	2,871,263
Google, Inc.
1.25% due 05/19/14	2,500,000	2,541,288
Microsoft Corp.
2.95% due 06/01/14	1,000,000	1,054,121
Broadcom Corp.
2.38% due 11/01/15	1,000,000	1,040,953
eBay, Inc.
1.63% due 10/15/15	1,000,000	1,019,667
International Business Machines Corp.
1.25% due 02/06/17	500,000	495,990

Total Information Technology		15,635,805

Consumer Discretionary - 9.2%
Omnicom Group, Inc.
6.25% due 07/15/19	4,000,000	4,668,308
Walt Disney Co.
1.35% due 08/16/16	3,000,000	3,009,897
Johns Hopkins University
5.25% due 07/01/19	2,000,000	2,360,720
Starbucks Corp.
6.25% due 08/15/17	2,000,000	2,349,852
Affinia Group, Inc.
9.00% due 11/30/14	30,000	30,300

Total Consumer Discretionary		12,419,077

Health Care - 6.6%
Wyeth LLC
5.50% due 03/15/13	2,000,000	2,096,440
Novartis Securities Investment Ltd.
5.13% due 02/10/19	1,500,000	1,756,934
Medtronic, Inc.
3.00% due 03/15/15	1,500,000	1,588,887
GlaxoSmithKline Capital, Inc.
4.85% due 05/15/13	1,500,000	1,574,487
AstraZeneca plc
5.90% due 09/15/17	1,250,000	1,498,161

U.S. Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 65.9% (continued)
Health Care - 6.7% (continued)
Baxter International, Inc.
1.85% due 01/15/17	$500,000	$506,370

Total Health Care		9,021,279

Consumer Staples - 5.2%
Coca-Cola Co.
1.80% due 09/01/16	2,000,000	2,042,528
General Mills, Inc.
5.25% due 08/15/13	1,000,000	1,061,250
5.70% due 02/15/17	800,000	945,804
Brown-Forman Corp.
5.00% due 02/01/14	1,000,000	1,075,400
Colgate-Palmolive Co.
1.30% due 01/15/17	1,000,000	1,000,827
Procter & Gamble Co.
2.30% due 02/06/22	500,000	483,318
Heineken N.V.
3.40% due 04/01/22[4,5]	400,000	397,052

Total Consumer Staples		7,006,179

Materials - 3.7%
Sherwin-Williams Co.
3.13% due 12/15/14	2,500,000	2,645,949
Praxair, Inc.
5.20% due 03/15/17	1,050,000	1,219,759
4.63% due 03/30/15	1,000,000	1,109,420
Georgia-Pacific LLC
8.00% due 01/15/24	51,000	64,923
Mosaic Global Holdings, Inc.
7.38% due 08/01/18	18,000	22,049
Constar International, Inc
11.00% due 12/31/17[4]	5,040	7,175

Total Materials		5,069,275

Utilities - 2.2%
American Water Capital Corp.
6.09% due 10/15/17	2,000,000	2,326,422
Oncor Electric Delivery Company LLC
6.38% due 01/15/15	300,000	339,622
Duke Energy Ohio, Inc.
5.70% due 09/15/12	300,000	306,980
Allegheny Energy Supply Company LLC
8.25% due 04/15/12[4,5]	65,000	65,127

Total Utilities		3,038,151

Industrials - 0.8%
United Parcel Service, Inc.
3.13% due 01/15/21	1,000,000	1,047,526
Geo Specialty Chemicals
7.50% due 03/31/15†††,1	11,056	5,528

Total Industrials		1,053,054

Telecommunication Services - 0.6%
AT&T, Inc.
4.85% due 02/15/14	700,000	752,636
5.35% due 09/01/40	41,000	43,596
Nortel Networks Ltd.
6.88% due 09/01/23[6]	31,000	18,135
AT&T Corp.
8.00% due 11/15/31	2,000	2,810

Total Telecommunication Services		817,177

	Face Amount	Value
Energy - 0.4%
Statoil ASA
2.90% due 10/15/14	$500,000	$526,664
Williams Companies, Inc.
8.75% due 03/15/32	12,000	15,820

Total Energy		542,484

Total Corporate Bonds (Cost $88,371,895)		89,289,043

U.S. GOVERNMENT SECURITIES†—27.8%
U.S. Treasury Notes
1.88% due 06/30/15	5,000,000	5,204,294
2.75% due 02/15/19	4,000,000	4,309,064
2.75% due 02/28/13	4,000,000	4,091,876
2.25% due 07/31/18	3,500,000	3,673,359
3.50% due 05/31/13	3,000,000	3,112,968
0.63% due 07/15/14	3,000,000	3,014,532
0.50% due 08/15/14	3,000,000	3,005,391
1.75% due 05/31/16	2,500,000	2,593,750
1.50% due 08/31/18	2,500,000	2,506,835
0.12% due 09/30/13	2,500,000	2,493,653
3.50% due 05/15/20	1,500,000	1,687,266
2.13% due 05/31/15	1,000,000	1,048,203
2.00% due 02/15/22	1,000,000	980,781

Total U.S. Government Securities (Cost $36,837,202)		37,721,972

MORTGAGE BACKED SECURITIES†† - 2.1%
Countrywide Alternative Loan Trust
2005-30CB, 0.54% due 08/25/35[2]	1,865,056	1,274,721
Master Adjustable Rate Mortgages
Trust 2003-5, 1.97% due 11/25/33[2]	1,213,290	999,653
Homebanc Mortgage Trust
2006-1, 2.50% due 04/25/37[2]	702,374	453,554
Chase Mortgage Finance Corp.
2005-A1 2A2, 2.80% due 12/25/35[2]	108,174	101,770
JP Morgan Mortgage Trust
2006-A3, 2.82% due 04/25/36[2]	52,132	38,785
Ginnie Mae I#518436,
7.25% due 09/15/29	17,332	20,100
Fannie Mae FNR 1990-108 G,
7.00% due 09/25/20[7]	14,365	16,281
Ginnie Mae II G2 1849,
8.50% due 08/20/24	2,277	2,681

Total Mortgage Backed Securities (Cost $3,976,097)		2,907,545

U.S. Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
CONVERTIBLE BONDS†† - 0.7%
Information Technology - 0.7%
International Business Machines Corp.
2.90% due 11/01/21	$1,000,000	$1,014,395

Total Convertible Bonds (Cost $990,987)		1,014,395

ASSET BACKED SECURITIES††—0.3%
Credit-Based Asset Servicing and Securitization LLC
0.50% due 08/25/35[2]	399,916	367,256
Residential Asset Mortgage Products, Inc.
0.51% due 07/25/35[2]	63,732	63,320

Total Asset Backed Securities (Cost $463,648)		430,576

Total Investments - 97.2% (Cost $134,458,753)		$131,948,424

Other Assets & Liabilities, net - 2.8%		3,822,065

Total Net Assets - 100.0%		$135,770,489

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at March 31, 2012.
[3]	Perpetual maturity.
[4]	Security was acquired through a private placement.
[5]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $7,528,097 (cost $14,535,639), or 5.5% of total net assets.
[6]	Security is in default of interest and/or principal obligations.
[7]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

plc         Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. All time references are based on Eastern Time.

A. Security Valuation – Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenhein Investments, the fund advisor, under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

Non-U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

The senior floating rate interests (loans) in which the High Yield Fund invest are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market, or price derived from significant observable inputs and is also compared to broker quote (matrixed). If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and salability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.

B. Senior Interests – Senior loans in which the Funds invests generally pay interest based on rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2012.

C. Security Transactions and Investment Income – Security transactions are accounted for on the date the securities are purchased or sold (trade date). Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses are reported on an identified cost basis. Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

D. Securities Purchased on a When-Issued or Delayed Delivery Basis – The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

E. Expenses – Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets within the Fund. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

F. Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

G. Earnings Credits – Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the year ended March 31, 2012, there were no earnings credit received.

H. Indemnifications – Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fair Value Measurement

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2012:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
High Yield Fund	$368,440	$112,816,460	$752,859	$113,937,759
U.S. Intermediate Bond Fund	37,722,497	93,636,031	589,896	131,948,424

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. During the period ended March 31, 2012, the following Funds had securities transfer as a result of the sale of the security. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2012:

LEVEL 3 — Fair value measurement using significant unobservable inputs

High Yield Fund
Assets:
Beginning Balance	$839,860
Total realized gains or losses included in earnings	40,647
Total change in unrealized gains or losses included in earnings	(23,629)
Purchases, sales, issuances, and settlements (net)	(104,018)
Transfers in and/or out of Level 3	—
Ending Balance	752,859

U.S. Intermediate Bond
Assets:
Beginning Balance	$536,320
Total realized gains or losses included in earnings	—
Total change in unrealized gains or losses included in earnings	53,576
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—
Ending Balance	589,896

Intermediate Bond Fund

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 3/31/2012	Valuation technique(s)	Unobservable Input	Ratio/ Percentage
Preferred Stocks	584,368	Market Pricing	Discount for lack of marketability	79.90%

For securities utilizing a market pricing valuation technique, a significant increase (decrease) in the price to book value ratio would result in a significantly higher (lower) fair value measurement.

The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period.

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
High Yield Fund	UMB Financial Corp. 0.03% Due 04/02/12	$7,745,000	$7,745,019	Ginnie Mae 1.83% 03/16/39	$7,921,602	$7,900,414

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Senior Loans

Senior loans in which the Funds invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2012.

Item 2. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY INCOME FUND

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date:	May 29, 2012

By:	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer

Date:	May 29, 2012